Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2011:

(In millions)

2012	$112.3
2013	89.4
2014	64.3
2015	46.5
2016	30.4
Thereafter	62.6

$405.5